UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Owl Creek Asset Management, L.P.
Address: 640 Fifth Avenue
         20th Floor
         New York, NY  10019

13F File Number:  28-11037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin
Title:     CFO
Phone:     212-688-2550

Signature, Place, and Date of Signing:

     /s/ Dan Sapadin     New York, NY/USA     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $3,577,785 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104    44801  6569000 SH       SOLE                  6569000        0        0
CABOT OIL & GAS CORP           COM              127097103    12546   532282 SH       SOLE                   532282        0        0
CHESAPEAKE ENERGY CORP         COM              165167107    31068  1821100 SH       SOLE                  1821100        0        0
CHINA NEPSTAR CHAIN DRUGSTOR   SPONSORED ADR    16943C109      899   222000 SH       SOLE                   222000        0        0
CIGNA CORP                     COM              125509109   124658  7086847 SH       SOLE                  7086847        0        0
FIFTH THIRD BANCORP            COM              316773100    45171 15469400 SH       SOLE                 15469400        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104    30443  3878100 SH       SOLE                  3878100        0        0
JOY GLOBAL INC                 COM              481165108    81245  3814335 SH       SOLE                  3814335        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308   164589  4720079 SH       SOLE                  4720079        0        0
LINCOLN NATL CORP IND          COM              534187109    17470  2611404 SH       SOLE                  2611404        0        0
MACERICH CO                    COM              554382101     3347   534588 SH       SOLE                   534588        0        0
MI DEVS INC                    CL A SUB VTG     55304X104    10271  1672800 SH       SOLE                  1672800        0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R118      343   428801 SH       SOLE                   428801        0        0
NAVISTAR INTL CORP NEW         COM              63934E108   232981  6962965 SH       SOLE                  6962965        0        0
PETROHAWK ENERGY CORP          COM              716495106    28712  1493100 SH       SOLE                  1493100        0        0
PROSHARES TR                   PSHS ULTSHT FINL 74347R628     9639    98200 SH       SOLE                    98200        0        0
QUICKSILVER RESOURCES INC      COM              74837R104    34968  6311900 SH       SOLE                  6311900        0        0
SANDRIDGE ENERGY INC           COM              80007P307    45694  6933900 SH       SOLE                  6933900        0        0
SCHERING PLOUGH CORP           COM              806605101    33938  1441100 SH       SOLE                  1441100        0        0
SP ACQUISITION HOLDINGS INC    UNIT 99/99/9999  78470A203    14175  1500000 SH       SOLE                  1500000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     5407    59891 SH       SOLE                    59891        0        0
SPDR TR                        UNIT SER 1       78462F103   397600  5000000 SH  CALL SOLE                  5000000        0        0
SPDR TR                        UNIT SER 1       78462F103  1915502 24088300 SH  PUT  SOLE                 24088300        0        0
STEEL DYNAMICS INC             COM              858119100    13660  1550549 SH       SOLE                  1550549        0        0
SUNTRUST BKS INC               COM              867914103    33495  2853100 SH       SOLE                  2853100        0        0
TEXAS INDS INC                 COM              882491103    20425   817000 SH       SOLE                   817000        0        0
UAL CORP                       COM NEW          902549807    11536  2575000 SH  CALL SOLE                  2575000        0        0
WELLPOINT INC                  COM              94973V107    47626  1254300 SH       SOLE                  1254300        0        0
WILLIAMS COS INC DEL           COM              969457100   165576 14549711 SH       SOLE                 14549711        0        0